Offsets	Jul. 31, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Standard Lithium Ltd.
Form or Filing Type	F-10
File Number	333-273462
Initial Filing Date	Jul. 27, 2023
Fee Offset Claimed	$ 22,040.26
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 200,002,393.00
Termination / Withdrawal Statement	The Registrant has terminated or completed any offerings that included the unsold securities under the 2021 Registration Statement and the 2023 Registration Statement. As the total filing fee required for this registration statement is $153,100, taking into consideration the available offset of $22,040.26 from the 2023 Registration Statement, the Registrant has accordingly transmitted $131,059.74 otherwise due for this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Standard Lithium Ltd.
Form or Filing Type	F-10
File Number	333-273462
Filing Date	Jul. 27, 2023
Fee Paid with Fee Offset Source	$ 275.00
Offset Note	The Registrant previously paid $27,275 in registration fees with respect to the 2021 Registration Statement, of which $27,275 remained unutilized and was used to offset the total filing fee required for the 2023 Registration Statement. The Registrant previously paid $27,550 in registration fees (the Registrant transferred funds of $275 and used available offset for the remainder of the fee) with respect to the 2023 Registration Statement, of which $22,040.26 remains unutilized ($27,275 of which was originally paid as part of the payment of the 2021 Registration Statement filing fees) and therefore, available for future registration fees pursuant to Rule 457(p) under the Securities Act. The fee payment made with the 2021 Registration Statement was $27,275 and the contemporaneous fee payment made with the 2023 Registration Statement was $275.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Standard Lithium Ltd.
Form or Filing Type	F-10
File Number	333-259442
Filing Date	Sep. 10, 2021
Fee Paid with Fee Offset Source	$ 21,765.26